SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Post-Effective Amendment No.        7        (File No. 33-62407)        [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              8       (File No. 811-07355)            [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing  pursuant to  paragraph  (a)(i) of Rule 485
[ ] on (date)  pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDS LIFE

FLEXIBLE PORTFOLIO ANNUITY

ISSUED BY:
IDS LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


NEW FLEXIBLE PORTFOLIO ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.


IDS LIFE VARIABLE ACCOUNT 10


ISSUED BY:  IDS LIFE INSURANCE COMPANY (IDS LIFE)
            70100 AXP Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            americanexpress.com

This prospectus contains information that you should know before investing. Prospectuses are also available for:


-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    American Century(R) Variable Portfolios, Inc.


-    Credit Suisse Trust (previously Credit Suisse Warburg Pincus Trust)

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 1

-    Putnam Variable Trust - Class IA Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


IDS Life and its affiliated insurance companies offer several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS

KEY TERMS                                                 3

THE CONTRACT IN BRIEF                                     3

EXPENSE SUMMARY                                           5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)               7

FINANCIAL STATEMENTS                                      9

PERFORMANCE INFORMATION                                   9

THE VARIABLE ACCOUNT AND THE FUNDS                       10

THE FIXED ACCOUNT                                        12

BUYING YOUR CONTRACT                                     12

CHARGES                                                  14

VALUING YOUR INVESTMENT                                  16

MAKING THE MOST OF YOUR CONTRACT                         17

SURRENDERS                                               20

TSA -- SPECIAL SURRENDER PROVISIONS                      20

CHANGING OWNERSHIP                                       21

BENEFITS IN CASE OF DEATH                                21

THE ANNUITY PAYOUT PERIOD                                22

TAXES                                                    24

VOTING RIGHTS                                            26

SUBSTITUTION OF INVESTMENTS                              26

ABOUT THE SERVICE PROVIDERS                              26

TABLE OF CONTENTS OF THE
    STATEMENT OF ADDITIONAL INFORMATION                  28

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    SIMPLE IRAs under Section 408(p) of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-    Plans under Section 401(k) of the Code


-    Custodial and trusteed plans under Section 401(a) of the Code

-    Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

-    Plans under Section 457 of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax).

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor for an explanation of the tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until your return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p.12)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (p. 12)

MINIMUM ALLOWABLE PURCHASE PAYMENTS

   If paying by installments under a scheduled payment plan:

      $50 per month

      $23.08 biweekly

   If paying by any other method:

      $50

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS:

      $100,000 for issue ages up to 85

      $50,000 for issue ages 86 to 90

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 20)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 21)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 21)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 22)

TAXES: Generally, your contract grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 24)


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;


- 1.25% mortality and expense risk fee (if you make allocations to one or more subaccounts);


-    surrender charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract); and

-    the operating expenses of the funds in which the subaccounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You paid pay no sales charge when you purchased your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


ANNUAL CONTRACT OWNER EXPENSES


SURRENDER CHARGE (contingent deferred sales charge as a percentage of amounts surrendered):


               CONTRACT YEAR                SURRENDER CHARGE PERCENTAGE
                  1-3                                    7%
                    4                                    6
                    5                                    5
                    6                                    4
                    7                                    3
                    8                                    2
                    After 8 years                        0

CONTRACT ADMINISTRATIVE CHARGE:       $30*

* We will waive this fee when your contract value is $25,000 or more on the contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

MORTALITY AND EXPENSE RISK FEE:       1.25%


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" p.14 and "The Annuity Payout Period -- Annuity Payout Plans" p.23).


ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                     MANAGEMENT      12b-1      OTHER
                                                                        FEES          FEES     EXPENSES       TOTAL
AXP(R) Variable Portfolio -
      Bond Fund                                                         .60%          .13%       .07%         .80%(1)
      Capital Resource Fund                                             .61           .13        .04          .78(1)
      Cash Management Fund                                              .51           .13        .04          .68(1)
      Extra Income Fund                                                 .62           .13        .07          .82(1)
      Global Bond Fund                                                  .84           .13        .10         1.07(1)
      International Fund                                                .83           .13        .08         1.04(1)
      Managed Fund                                                      .59           .13        .04          .76(1)
      NEW DIMENSIONS FUND(R)                                            .60           .13        .06          .79(1)
      Strategy Aggressive Fund                                          .60           .13        .05          .78(1)
AIM V.I.
      Core Equity Fund, Series I                                        .61            --        .22          .83(2)
      (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R) Variable Portfolios, Inc.
      VP Value                                                          .97            --         --          .97(3),(4)
Credit Suisse Trust -
      Small Cap Growth Portfolio                                        .90            --        .22         1.12(5)
      (previously Credit Suisse Warburg Pincus Trust -
        Small Company Growth Portfolio)
FTVIPT
      Templeton Developing Markets Securities Fund - Class 1           1.25            --        .32         1.57(2)
Putnam Variable Trust
      Putnam VT New Opportunities Fund - Class IA Shares                .54            --        .05          .59(2)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.


(2) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.


(3)  Annualized operating expenses of funds at Dec. 31, 2001.

(4) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(5) Expense ratios are shown after fee waivers and expenses reimbursements by the investment adviser.

EXAMPLE: This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...


                                                         FULL SURRENDER AT THE            NO SURRENDER OR SELECTION OF AN ANNUITY
                                                        END OF EACH TIME PERIOD         PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                       1 YEAR   3 YEARS  5 YEARS 10 YEARS   1 YEAR   3 YEARS 5 YEARS  10 YEARS
AXP(R) Variable Portfolio -
    Bond Fund                                          $91.67   $136.86  $164.66 $246.50    $21.67   $66.86  $114.66  $246.50
    Capital Resource Fund                               91.46    136.25   163.62  244.40     21.46    66.25   113.62   244.40
    Cash Management Fund                                90.44    133.15   158.42  233.83     20.44    63.15   108.42   233.83
    Extra Income Fund                                   91.87    137.48   165.70  248.60     21.87    67.48   115.70   248.60
    Global Bond Fund                                    94.44    145.20   178.59  274.48     24.44    75.20   128.59   274.48
    International Fund                                  94.13    144.27   177.05  271.40     24.13    74.27   127.05   271.40
    Managed Fund                                        91.26    135.63   162.58  242.30     21.26    65.63   112.58   242.30
    NEW DIMENSIONS FUND(R)                              91.57    136.56   164.14  245.45     21.57    66.56   114.14   245.45
    Strategy Aggressive Fund                            91.46    136.25   163.62  244.40     21.46    66.25   113.62   244.40
AIM V.I.
    Core Equity Fund, Series I                          91.98    137.79   166.21  249.65     21.98    67.79   116.21   249.65
    (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R) Variable Portfolios, Inc.
    VP Value                                            93.41    142.12   173.45  264.20     23.41    72.12   123.45   264.20
Credit Suisse Trust -
    Small Cap Growth Portfolio                          94.95    146.74   181.15  279.57     24.95    76.74   131.15   279.57
    (previously Credit Suisse Warburg Pincus Trust - Small Company Growth Portfolio)
FTVIPT
    Templeton Developing Markets Securities Fund
    - Class 1                                           99.56    160.51   203.97  324.34     29.56    90.51   153.97   324.34
Putnam Variable Trust
    Putnam VT New Opportunites Fund - Class IA Shares   89.52    130.35   153.71  224.23     19.52    60.35   103.71   224.23


* In this example, the $30 contract administrative charge is approximated as a 0.064% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.


YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(Unaudited)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                          2001     2000     1999     1998    1997    1996
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HS(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)

Accumulation unit value at beginning of period                                $1.19    $1.14    $1.13    $1.13   $1.05   $1.00

Accumulation unit value at end of period                                      $1.26    $1.19    $1.14    $1.13   $1.13   $1.05

Number of accumulation units outstanding at end of period (000 omitted)     239,020  201,385  250,109  241,800 146,645  86,467

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HC(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)

Accumulation unit value at beginning of period                                $1.55    $1.90    $1.55    $1.27   $1.03   $1.00

Accumulation unit value at end of period                                      $1.25    $1.55    $1.90    $1.55   $1.27   $1.03

Number of accumulation units outstanding at end of period (000 omitted)     189,700  208,657  209,893  172,451 122,749  72,833

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HM(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)

Accumulation unit value at beginning of period                                $1.20    $1.15    $1.11    $1.07   $1.03   $1.00

Accumulation unit value at end of period                                      $1.23    $1.20    $1.15    $1.11   $1.07   $1.03

Number of accumulation units outstanding at end of period (000 omitted)     144,997  120,295  260,559  208,622 150,354 111,372

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%

Simple yield(2)                                                                0.35%    4.66%    4.72%    3.45%   3.90%   3.60%

Compound yield(2)                                                              0.35%    4.77%    4.83%    3.51%   3.98%   3.66%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HV(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)

Accumulation unit value at beginning of period                                $1.04    $1.16    $1.11    $1.17   $1.05   $1.00

Accumulation unit value at end of period                                      $1.08    $1.04    $1.16    $1.11   $1.17   $1.05

Number of accumulation units outstanding at end of period (000 omitted)     215,840  230,447  274,432  257,990 160,046  55,065

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HY(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - GLOBAL BOND FUND)

Accumulation unit value at beginning of period                                $1.13    $1.11    $1.17    $1.10   $1.07   $1.00

Accumulation unit value at end of period                                      $1.13    $1.13    $1.11    $1.17   $1.10   $1.07

Number of accumulation units outstanding at end of period (000 omitted)      68,070   73,486   86,622   84,640  58,925  21,035

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HI(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - INTERNATIONAL FUND)

Accumulation unit value at beginning of period                                $1.31    $1.77    $1.23    $1.08   $1.06   $1.00

Accumulation unit value at end of period                                      $0.92    $1.31    $1.77    $1.23   $1.08   $1.06

Number of accumulation units outstanding at end of period (000 omitted)     209,472  232,235  207,990  168,173 115,579  52,955

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HD(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)

Accumulation unit value at beginning of period                                $1.65    $1.71    $1.51    $1.32   $1.12   $1.00

Accumulation unit value at end of period                                      $1.46    $1.65    $1.71    $1.51   $1.32   $1.12

Number of accumulation units outstanding at end of period (000 omitted)     284,118  299,517  303,242  241,551 150,987  50,902

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HG(3) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))

Accumulation unit value at beginning of period                                $2.02    $2.25    $1.73    $1.36   $1.11   $1.00

Accumulation unit value at end of period                                      $1.66    $2.02    $2.25    $1.73   $1.36   $1.11

Number of accumulation units outstanding at end of period (000 omitted)     709,559  721,744  665,149  476,735 295,452  91,977

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HA(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)

Accumulation unit value at beginning of period                                $1.67    $2.08    $1.23    $1.22   $1.09   $1.00

Accumulation unit value at end of period                                      $1.10    $1.67    $2.08    $1.23   $1.22   $1.09

Number of accumulation units outstanding at end of period (000 omitted)     191,920  200,011  168,750  149,271 112,556  56,318

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                           2001     2000     1999    1998     1997    1996
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HW(1) (INVESTING IN SHARES OF AIM V.I. CORE EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. GROWTH AND INCOME FUND, SERIES I)

Accumulation unit value at beginning of period                                $1.96    $2.33    $1.75    $1.39   $1.12   $1.00

Accumulation unit value at end of period                                      $1.50    $1.96    $2.33    $1.75   $1.39   $1.12

Number of accumulation units outstanding at end of period (000 omitted)     491,682  512,650  478,868  345,291 214,549  72,803

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HP(3) (INVESTING IN SHARES OF AMERICAN CENTURY(R) VP VALUE)

Accumulation unit value at beginning of period                                $1.64    $1.41    $1.44    $1.39   $1.11   $1.00

Accumulation unit value at end of period                                      $1.83    $1.64    $1.41    $1.44   $1.39   $1.11

Number of accumulation units outstanding at end of period (000 omitted)     187,816  149,074  158,507  132,532  75,957  19,657

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HT(1) (INVESTING IN SHARES OF CREDIT SUISSE TRUST - SMALL CAP GROWTH PORTFOLIO)
(PREVIOUSLY CREDIT SUISSE WARBURG PINCUS TRUST - SMALL COMPANY GROWTH PORTFOLIO)

Accumulation unit value at beginning of period                                $1.61    $1.99    $1.19    $1.24   $1.09   $1.00

Accumulation unit value at end of period                                      $1.33    $1.61    $1.99    $1.19   $1.24   $1.09

Number of accumulation units outstanding at end of period (000 omitted)     325,878  329,183  315,150  279,475 183,719  62,743

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HK(1) (INVESTING IN SHARES OF FTVIPT TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 1)

Accumulation unit value at beginning of period                                $0.52    $0.77    $0.51    $0.65   $0.93   $1.00

Accumulation unit value at end of period                                      $0.47    $0.52    $0.77    $0.51   $0.65   $0.93

Number of accumulation units outstanding at end of period (000 omitted)     292,955  321,420  328,300  306,456 209,358  74,610

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT HN(1) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)

Accumulation unit value at beginning of period                                $1.87    $2.56    $1.53    $1.24   $1.02   $1.00

Accumulation unit value at end of period                                      $1.29    $1.87    $2.56    $1.53   $1.24   $1.02

Number of accumulation units outstanding at end of period (000 omitted)     457,099  485,028  453,722  370,336 266,068 119,724

Ratio of operating expense to average net assets                               1.25%    1.25%    1.25%    1.25%   1.25%   1.25%
-------------------------------------------------------------------------------------------------------------------------------


(1)  Operations commenced on March 5, 1996.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on May 1, 1996.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,

-    mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT   INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
HS           AXP(R) Variable                Objective: high level of current income              IDS Life Insurance Company
             Portfolio - Bond Fund          while conserving the value of the                    (IDS Life), investment manager;
                                            investment and continuing a high level of            American Express Financial
                                            income for the longest time period. Invests          Corporation (AEFC),  investment
                                            primarily in bonds and other debt                    adviser.
                                            obligations.
------------------------------------------------------------------------------------------------------------------------------------
HC           AXP(R) Variable                Objective: capital appreciation. Invests             IDS Life, investment manager;
             Portfolio - Capital            primarily in U.S. common stocks and other            AEFC, investment adviser.
             Resource Fund                  securities convertible into common stocks.
------------------------------------------------------------------------------------------------------------------------------------
HM           AXP(R) Variable                Objective: maximum current income                    IDS Life, investment manager;
             Portfolio - Cash               consistent with liquidity and stability of           AEFC, investment adviser.
             Management Fund                principal. Invests primarily in money
                                            market securities.
------------------------------------------------------------------------------------------------------------------------------------
HV           AXP(R) Variable                Objective: high current income, with                 IDS Life, investment manager;
             Portfolio - Extra              capital growth as a secondary objective.             AEFC, investment adviser.
             Income Fund                    Invests primarily in high-yielding, high-
                                            risk corporate bonds (junk bonds) issued by
                                            U.S. and foreign companies and
                                            governments.
------------------------------------------------------------------------------------------------------------------------------------
HY           AXP(R) Variable                Objective: high total return through income          IDS Life, investment manager;
             Portfolio - Global Bond        and growth of capital. Non-diversified fund          AEFC, investment adviser.
             Fund                           that invests primarily in debt obligations
                                            of U.S. and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------------
HI           AXP(R) Variable                Objective: capital appreciation. Invests             IDS Life, investment manager;
             Portfolio - International      primarily in common stocks or convertible            AEFC, investment adviser;
             Fund                           securities of foreign issuers that offer             American Express Asset
                                            strong growth potential.                             Management International, Inc., a
                                                                                                 wholly-owned subsidiary of
                                                                                                 AEFC, is the sub-adviser.
------------------------------------------------------------------------------------------------------------------------------------
HD           AXP(R) Variable                Objective: maximum total investment                  IDS Life, investment manager;
             Portfolio - Managed            return through a combination of capital              AEFC, investment adviser.
             Fund                           growth  and current income. Invests
                                            primarily in a combination of common and
                                            preferred stocks, convertible securities,
                                            bonds and other debt securities.
------------------------------------------------------------------------------------------------------------------------------------
HG           AXP Variable Portfolio -       Objective: long-term growth of capital.              IDS Life, investment manager;
             NEW DIMENSIONS                 Invests primarily in common stocks                   AEFC, investment adviser.
             FUND(R)                        showing  potential for significant growth.
------------------------------------------------------------------------------------------------------------------------------------
HA           AXP(R) Variable                Objective: capital appreciation. Invests             IDS Life, investment manager;
             Portfolio - Strategy           primarily in equity securities of growth             AEFC, investment adviser.
             Aggressive Fund                companies.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT   INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
HW           AIM V.I. Core Equity           Objective: growth of capital, with current           A I M Advisors, Inc.
             Fund, Series I                 income a secondary objective. Invests
             (previously AIM V.I.           normally at least 80% of its net assets, plus
             Growth and Income              the amount of any borrowings for
             Fund, Series I)                investment purposes, in equity securities,
                                            including convertible securities of
                                            established companies that have long-term
                                            above-average growth in earnings and
                                            dividends and growth companies that are
                                            believed to have the potential for above-
                                            average growth in earnings and dividends.
------------------------------------------------------------------------------------------------------------------------------------
HP           American Century(R) VP         Objective: long-term capital growth, with            American Century Investment
             Value                          income as a secondary objective. Invests             Management, Inc.
                                            primarily in stocks of companies that
                                            management believes to be undervalued at
                                            the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
HT           Credit Suisse Trust -          Objective: capital growth. Invests in equity         Credit Suisse Asset  Management,
             Small Cap Growth               securities of small U.S. companies, which            LLC
             Portfolio (previously          are either developing companies or older
             Credit Suisse Warburg          companies in a growth stage or are
             Pincus  Trust - Small          providing products or services with a high
             Company Growth                 unit volume growth rate.
             Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
HK           FTVIPT Templeton               Objective: long-term capital appreciation.           Templeton Asset Management
             Developing Markets             Invests at least 80% of its net assets in            Ltd.
             Securities Fund - Class 1      investments of emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
HN           Putnam VT New                  Objective: long-term capital appreciation.           Putnam Investment  Management,
             Opportunities Fund -           The fund seeks its goal by investing mainly          LLC
             Class IA Shares                in common stocks of U.S. companies with
                                            a focus on growth stocks in sectors of the
                                            economy that Putnam Investment
                                            Management, LLC believes to have high
                                            growth potential.
------------------------------------------------------------------------------------------------------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT


New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You could become an owner or annuitant if you were 90 or younger.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value additional payments at the next accumulation unit value calculated after we receive your payments at our office.


THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-    no earlier than the 60th day after the contract's effective date; and


- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 95 based on the annuitant's age when we issued the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 95 based on the annuitant's age when the contract is issued. See contract for details.)


Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Surrender Provisions.")


BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)


     If paying by installments under a scheduled payment plan:

          $50 per month

          $23.08 biweekly

     If paying by any other method:


          $50

(1) If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

     $100,000 up to age 85

     $50,000 for ages 86 to 90


(2) These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:


Send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY
70200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN:

Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

-    a bank authorization.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $25,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender part or all of your contract you may be subject to a surrender charge. We calculate the surrender charge by drawing from your total contract value in the following order:

- First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

                                                     SURRENDER CHARGE AS A
                                                    PERCENTAGE OF PURCHASE
                   CONTRACT YEAR                     PAYMENTS SURRENDERED
                      1-3                                      7%
                        4                                      6
                        5                                      5
                        6                                      4
                        7                                      3
                        8                                      2
                        After 8 years                          0

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

             AMOUNT REQUESTED             $1,000
         -----------------------    OR    ------  =  $1,075.27
         1.00 - SURRENDER CHARGE           .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.18% if the assumed investment rate is 3.5% and 6.68% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

-    surrenders of any contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

-    death benefits; and


- surrenders you make if your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement. To the extent permitted by state law, we included this endorsement if you were under age 76 at contract issue. We will waive surrender charges that normally are assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days. (See your endorsement for additional conditions and restrictions on this waiver.)


OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium taxes when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your certificate.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and


-    minus any prorated portion of the contract administrative charge.


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocate to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial surrenders;

-    surrender charges; and/or


-    a prorated portion of the contract administrative charge.


Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses; and/or

-    mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                NUMBER
                                                                     AMOUNT             ACCUMULATION           OF UNITS
                                                MONTH               INVESTED             UNIT VALUE            PURCHASED
By investing an equal number
of dollars each month...                        Jan                   $100                  $20                  5.00

                                                Feb                    100                   18                  5.56

you automatically buy                           Mar                    100                   17                  5.88
more units when the
per unit market price is low...---->            Apr                    100                   15                  6.67

                                                May                    100                   16                  6.25

                                                Jun                    100                   18                  5.56

                                                Jul                    100                   17                  5.88

and fewer units                                 Aug                    100                   19                  5.26
when the per unit
market price is high.---->                      Sept                   100                   21                  4.76

                                                Oct                    100                   20                  5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474


MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders:   Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.


- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

- If we must suspend your automatic transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.


MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 BY PHONE:

Call between 7 a.m. and 10 p.m. Central time:

(800) 862-7919

TTY service for the hearing impaired:

(800) 285-8846

MINIMUM AMOUNT

Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE:

-    request that payment be wired to your bank;

-    bank account must be in the same ownership as your contract; and

-    pre-authorization required.


NOTE: We will charge you a fee for surrender payments we send by wire. For instructions, contact your sales representative.


Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the surrender amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     --   you are at least age 59 1/2;

     --   you are disabled as defined in the Code;


     --   you severed employment with the employer who purchased the contract;
          or


     --   the distribution is because of your death.


- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.


- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM

You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-    surrender all or part of your contract at any time; and

-    move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM

We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

-    you allocated all purchase payments only to the fixed account; and

-    you did not transfer money from the fixed account to any subaccount.

If you allocated payments to a subaccount or transferred money from the fixed account to a subaccount, the guarantee does not apply.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

FOR CONTRACTS ISSUED IN ALL STATES EXCEPT TEXAS:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-    contract value;

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-    purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-    contract value; or

- contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

FOR CONTRACTS ISSUED IN TEXAS:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-    purchase payments minus any surrenders; or

-    contract value.


If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

     Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
     70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age
     70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


- the beneficiary asks us in writing within 60 days after we receive proof of death; and


-    payouts begin no later than one year following the year of your death; and


- the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.


Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.18% and 6.68% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. An IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.


ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

SURRENDERS: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay an IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or

-    if the payout is a 457 plan distribution.

For qualified annuities under 401(a), 401(k) plans or TSAs, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, SIMPLE IRA, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more;

-    the payout is a minimum distribution required under the Code; or

-    the payout is made on account of an eligible hardship.


Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


IDS LIFE'S TAX STATUS: IDS Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change,

-    the existing funds become unavailable, or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-    change the funds in which the subaccounts invest, and

-    make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions of up to 7% of the total purchase payments for sales of the contracts it receives. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensations.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life and its affiliates do business. IDS Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. On December 13, 1996, an action entitled LESA BENACQUISTO AND DANIEL BENACQUISTO V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in Minnesota state court. A second action, entitled ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT
V. IDS LIFE INSURANCE COMPANY AND AMERICAN EXPRESS FINANCIAL CORPORATION was commenced in the same court on March 21, 1997. On October 13, 1998, an action entitled RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was also commenced in Minnesota state court. These three class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life does not consider any lawsuits in which it is named as a defendant to be material.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                          p. 3

Calculating Annuity Payouts                      p. 6

Rating Agencies                                  p. 7

Principal Underwriter                            p. 7

Independent Auditors                             p. 7


Financial Statements

[AMERICAN EXPRESS LOGO]


IDS LIFE INSURANCE COMPANY
70100 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 862-7919


americanexpress.com


                                                                 S-6161 J (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                          IDS LIFE VARIABLE ACCOUNT 10


                                   MAY 1, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

IDS LIFE FLEXIBLE PORTFOLIO ANNUITY
  IDS LIFE VARIABLE ACCOUNT 10

Table Of Contents


Performance Information                                            p. 3
Calculating Annuity Payouts                                        p. 6
Rating Agencies                                                    p. 7
Principal Underwriter                                              p. 7
Independent Auditors                                               p. 7
Financial Statements

Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                          P(1+T)TO THE POWER OF n = ERV

where:           P = a hypothetical initial payment of $1,000
                 T = average annual total return
                 n = number of years
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH SURRENDER FOR PERIODS ENDING DEC. 31, 2001



                                                                   PERFORMANCE OF THE                   PERFORMANCE
                                                                       SUBACCOUNT                       OF THE FUND
                                                                                 SINCE                                   SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR  5 YEARS  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -

HS          Bond Fund (3/96; 10/81)(b)                       (0.73%)   2.75%      3.46%     (0.73%)   2.75%    5.98%      --%

HC          Capital Resource Fund (3/96; 10/81)             (26.19)    2.98       3.21     (26.19)    2.98     5.47       --

HM          Cash Management Fund (3/96; 10/81)               (4.61)    2.68       2.99      (4.61)    2.68     3.14       --

HV          Extra Income Fund (5/96; 5/96)                   (3.39)   (0.46)      0.64      (3.39)   (0.46)      --     0.64

HY          Global Bond Fund (5/96; 5/96)                    (6.97)    0.03       1.46      (6.97)    0.03       --     1.46

HI          International Fund (3/96; 1/92)                 (36.62)   (3.91)     (2.14)    (36.62)   (3.91)      --     2.53

HD          Managed Fund (3/96; 4/86)                       (18.76)    4.59       6.13     (18.76)    4.59     7.42     8.81

HG          NEW DIMENSIONS FUND(R) (5/96; 5/96)             (24.80)    7.72       8.89     (24.80)    7.72       --     8.89

HA          Strategy Aggressive Fund (3/96; 1/92)           (40.79)   (0.88)      0.86     (40.79)   (0.88)      --     5.31

           AIM V. I.

HW          Core Equity Fund, Series I (3/96; 5/94)         (30.85)    5.10       6.63     (30.85)    5.10       --     9.80
            (previously AIM V.I. Growth and Income Fund,
            Series I)

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

HP          VP Value (5/96; 5/96)                             4.36     9.68      10.74       4.36     9.68       --    10.74

           CREDIT SUISSE TRUST -
HT          Small Cap Growth Portfolio (3/96; 6/95)         (24.11)    3.28       4.49     (24.11)    3.28       --     8.33
            (previously Credit Suisse Warburg Pincus
            Trust - Small Company Growth Portfolio)

           FTVIPT
HK          Templeton Developing Markets Securities
            Fund - Class 1 (3/96; 3/96)(c)                  (16.28)  (14.56)    (13.45)    (16.28)  (14.56)      --   (13.44)

           PUTNAM VARIABLE TRUST

HN          Putnam VT New Opportunities Fund -
            Class IA Shares (3/96; 5/94)                    (37.92)    3.89       3.86     (37.92)    3.89       --    10.05


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT SURRENDER FOR PERIODS ENDING DEC. 31,
2001



                                                                   PERFORMANCE OF THE                   PERFORMANCE
                                                                       SUBACCOUNT                       OF THE FUND
                                                                                 SINCE                                   SINCE
SUBACCOUNT INVESTING IN:                                     1 YEAR  5 YEARS  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -

HS          Bond Fund (3/96; 10/81)(b)                        6.27%    3.63%      4.04%      6.27%    3.63%     5.98%      --%

HC          Capital Resource Fund (3/96; 10/81)             (19.19)    3.86       3.79     (19.19)    3.86      5.47       --

HM          Cash Management Fund (3/96; 10/81)                2.39     3.57       3.57       2.39     3.57      3.14       --

HV          Extra Income Fund (5/96; 5/96)                    3.61     0.54       1.31       3.61     0.54        --     1.31

HY          Global Bond Fund (5/96; 5/96)                     0.03     1.01       2.11       0.03     1.01        --     2.11

HI          International Fund (3/96; 1/92)                 (29.62)   (2.76)     (1.39)    (29.62)   (2.76)       --     2.53

HD          Managed Fund (3/96; 4/86)                       (11.76)    5.41       6.64     (11.76)    5.41      7.42     8.81

HG          NEW DIMENSIONS FUND(R) (5/96; 5/96)             (17.80)    8.45       9.36     (17.80)    8.45        --     9.36

HA          Strategy Aggressive Fund (3/96; 1/92)           (33.79)    0.14       1.51     (33.79)    0.14        --     5.31

           AIM V. I.

HW          Core Equity Fund, Series I (3/96; 5/94)         (23.85)    5.91       7.13     (23.85)    5.91        --     9.94
            (previously AIM V.I. Growth and Income
            Fund, Series I)

           AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

HP          VP Value (5/96; 5/96)                            11.36    10.37      11.18      11.36    10.37        --    11.18

           CREDIT SUISSE TRUST -

HT          Small Cap Growth Portfolio (3/96; 6/95)         (17.11)    4.14       5.04     (17.11)    4.14        --     8.62
            (previously Credit Warburg Pincus Suisse
            Trust - Small Company Growth Portfolio)

           FTVIPT

HK          Templeton Developing Markets Securities
            Fund - Class 1 (3/96; 3/96)(c)                   (9.28)  (12.76)    (12.12)     (9.28)  (12.76)      --    (12.12)

           PUTNAM VARIABLE TRUST

HN          Putnam VT New Opportunities Fund -
            Class IA Shares (3/96; 5/94)                    (30.92)    4.73       4.43     (30.92)    4.73       --     10.19


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge and a 1.25% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton Developing Markets Fund.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                   ERV - P
                                   -------
                                      P

where:           P = a hypothetical initial payment of $1,000
               ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING
IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:
(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.


The subaccount's value includes:

-   any declared dividends,
-   the value of any shares purchased with dividends paid during the period, and
-   any dividends declared for such shares.

It does not include:

-   the effect of any applicable surrender charge, or
-   any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT     INVESTING IN:                                                  SIMPLE YIELD        COMPOUND YIELD
HM             AXP(R) Variable Portfolio - Cash Management Fund                   0.35%                0.35%



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[( a - b + 1)(TO THE POWER OF 6) - 1]
                              -----
                                cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT     INVESTING IN:                                    YIELD
HS             AXP(R) Variable Portfolio - Bond Fund            5.70%

HV             AXP(R) Variable Portfolio - Extra Income Fund   11.16%

HY             AXP(R) Variable Portfolio - Global Bond Fund     9.89%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

   The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


Calculating Annuity Payouts


THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount.
To calculate later values we multiply the last annuity value by the product of:

- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies


We receive ratings from by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to IDS Life, refer to the American Express Web site at (americanexpress.com/advisors) or contact your financial advisor. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                              www.ambest.com

Fitch                                                  www.fitchratings.com

Moody's                                                www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch
(formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.


Principal Underwriter


IDS Life serves as principal underwriter for the contract, which it offers on a continuous basis. IDS Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. IDS Life is ultimately controlled by American Express Company. IDS Life currently pays underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been: 2001: $41,792,624; 2000: $56,851,815; and 1999:
$21,517,281. IDS Life retains no underwriting commission from the sale of the contract.


Independent Auditors


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

IDS LIFE VARIABLE ACCOUNT 10 - IDS LIFE FLEXIBLE PORTFOLIO ANNUITY





Report Of Independent Auditors


THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of IDS Life Variable Account 10 - IDS Life Flexible Portfolio Annuity (comprised of subaccounts HS, HC, HM, HV, HY, HI, HD, HG, HA, HW, HP, HT, HK and HN) as of December 31, 2001, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of IDS Life Variable Account 10 - IDS Life Flexible Portfolio Annuity at December 31, 2001, and the individual results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.





ERNST & YOUNG LLP




Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
DECEMBER 31, 2001                                                        HS               HC               HM               HV
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                         $  321,459,004   $  320,823,510   $  177,552,592   $  326,871,244
                                                                   -----------------------------------------------------------------
   at market value                                                 $  302,009,057   $  239,187,696   $  177,525,254   $  232,338,733
Dividends receivable                                                    1,418,481               --          270,467        2,121,995
Accounts receivable from IDS Life for contract purchase payments          115,265           23,236          994,665               --
Receivable from mutual funds and portfolios for share redemptions             --                --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                          303,542,803      239,210,932      178,790,386      234,460,728
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                         323,142          254,222          190,987          249,839
   Administrative charge                                                       --               --               --               --
   Contract terminations                                                       --               --               --           33,578
Payable to mutual funds and portfolios for investments purchased               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         323,142          254,222          190,987          283,417
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             301,243,606      237,182,880      178,395,181      233,060,439
Net assets applicable to contracts in payment period                    1,976,055        1,773,830          204,218        1,116,872
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $  303,219,661   $  238,956,710   $  178,599,399   $  234,177,311
====================================================================================================================================
Accumulation units outstanding                                        239,019,816      189,699,562      144,996,770      215,839,871
====================================================================================================================================
Net asset value per accumulation unit                              $         1.26   $         1.25   $         1.23   $         1.08
====================================================================================================================================

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                                   ------------------------------------------------
DECEMBER 31, 2001                                                       HY                HI               HD
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                         $   82,071,047   $  343,826,193   $  496,549,940
                                                                   ------------------------------------------------
   at market value                                                 $   76,536,247   $  194,620,736   $  419,391,715
Dividends receivable                                                      622,130               --               --
Accounts receivable from IDS Life for contract purchase payments               --               --           12,027
Receivable from mutual funds and portfolios for share redemptions              --               --               --
-------------------------------------------------------------------------------------------------------------------
Total assets                                                           77,158,377      194,620,736      419,403,742
===================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                          82,147          207,031          445,249
   Administrative charge                                                       --               --               --
   Contract terminations                                                   12,740          176,543               --
Payable to mutual funds and portfolios for investments purchased               --               --               --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                          94,887          383,574          445,249
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period              76,828,389      193,583,531      414,756,247
Net assets applicable to contracts in payment period                      235,101          653,631        4,202,246
-------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $   77,063,490   $  194,237,162   $  418,958,493
===================================================================================================================
Accumulation units outstanding                                         68,070,446      209,471,980      284,117,958
===================================================================================================================
Net asset value per accumulation unit                              $         1.13   $         0.92   $         1.46
===================================================================================================================

See accompanying notes to financial statements.

                                        9


                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                   -----------------------------------------------------------------
                                                                        HG                HA               HW               HP
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                         $1,179,620,020   $  393,496,067   $  776,154,098   $  295,605,815
                                                                   -----------------------------------------------------------------
   at market value                                                 $1,188,377,579   $  213,152,015   $  737,552,007   $  343,724,771
Dividends receivable                                                           --               --               --               --
Accounts receivable from IDS Life for contract purchase payments          100,758           61,320          103,975          182,938
Receivable from mutual funds and portfolios for share redemptions              --               --          774,533          361,483
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        1,188,478,337      213,213,335      738,430,515      344,269,192
====================================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                       1,260,544          226,113          774,533          361,483
   Administrative charge                                                       --               --               --               --
   Contract terminations                                                       --               --               --               --
Payable to mutual funds and portfolios for investments purchased               --               --          103,975          182,938
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       1,260,544          226,113          878,508          544,421
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period           1,180,600,615      211,999,719      735,650,329      343,135,010
Net assets applicable to contracts in payment period                    6,617,178          987,503        1,901,678          589,761
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $1,187,217,793   $  212,987,222   $  737,552,007   $  343,724,771
====================================================================================================================================
Accumulation units outstanding                                        709,558,671      191,920,428      491,682,426      187,816,239
====================================================================================================================================
Net asset value per accumulation unit                              $         1.66   $         1.10   $         1.50   $         1.83
====================================================================================================================================

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                   ------------------------------------------------
                                                                         HT               HK               HN
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                         $  503,929,358   $  227,336,941   $  814,714,789
                                                                   ------------------------------------------------
   at market value                                                 $  435,457,530   $  138,799,920   $  590,926,296
Dividends receivable                                                           --               --               --
Accounts receivable from IDS Life for contract purchase payments          156,085           27,351               --
Receivable from mutual funds and portfolios for share redemptions         455,719          148,310        1,537,383
-------------------------------------------------------------------------------------------------------------------
Total assets                                                          436,069,334      138,975,581      592,463,679
===================================================================================================================

LIABILITIES

Payable to IDS Life for:
   Mortality and expense risk fee                                         455,719          148,310          621,365
   Administrative charge                                                       --               --          916,018
   Contract terminations                                                       --               --               --
Payable to mutual funds and portfolios for investments purchased          156,085           27,351               --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                         611,804          175,661        1,537,383
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period             434,935,361      138,731,652      589,600,143
Net assets applicable to contracts in payment period                      522,169           68,268        1,326,153
-------------------------------------------------------------------------------------------------------------------
Total net assets                                                   $  435,457,530   $  138,799,920   $  590,926,296
===================================================================================================================
Accumulation units outstanding                                        325,878,249      292,954,752      457,098,667
===================================================================================================================
Net asset value per accumulation unit                              $         1.33   $         0.47   $         1.29
===================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                                              ----------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                       HS           HC            HM            HV
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $17,497,988  $    782,007  $ 5,922,405  $ 26,904,860
Variable account expenses                                                       3,434,385     3,330,166    2,079,315     3,080,981
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                14,063,603    (2,548,159)   3,843,090    23,823,879
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                         15,611,727    31,773,051   50,342,868    24,834,891
   Cost of investments sold                                                    16,769,722    42,056,416   50,350,945    34,290,036
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                               (1,157,995)  (10,283,365)      (8,077)   (9,455,145)
Distributions from capital gains                                                       --            --           --            --
Net change in unrealized appreciation or depreciation of investments            3,002,296   (49,476,179)       2,889    (5,939,121)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                  1,844,301   (59,759,544)      (5,188)  (15,394,266)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $15,907,904  $(62,307,703) $ 3,837,902  $  8,429,613
==================================================================================================================================

                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                              ----------------------------------------
YEAR ENDED DECEMBER 31, 2001                                                       HY           HI            HD
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $ 2,625,640  $  2,796,382  $  11,155,538
Variable account expenses                                                       1,001,840     2,884,877      5,601,013
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 1,623,800       (88,495)     5,554,525
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                          9,012,245    34,103,592     36,204,856
   Cost of investments sold                                                     9,581,756    56,068,867     42,495,915
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                 (569,511)  (21,965,275)    (6,291,059)
Distributions from capital gains                                                       --            --             --
Net change in unrealized appreciation or depreciation of investments           (1,018,648)  (67,557,191)   (58,381,771)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 (1,588,159)  (89,522,466)   (64,672,830)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $    35,641  $(89,610,961) $ (59,118,305)
======================================================================================================================

See accompanying notes to financial statements.

                                       11

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                              --------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                            HG             HA              HW
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $   2,755,934  $     502,246   $     365,607
Variable account expenses                                                        15,647,186      3,060,225      10,241,705
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 (12,891,252)    (2,557,979)     (9,876,098)
==========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                           72,780,602     20,800,418      49,558,902
   Cost of investments sold                                                      72,614,578     37,239,412      52,244,468
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    166,024    (16,438,994)     (2,685,566)
Distributions from capital gains                                                         --             --              --
Net change in unrealized appreciation or depreciation of investments           (251,642,913)   (95,312,935)   (229,394,186)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                 (251,476,889)  (111,751,929)   (232,079,752)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $(264,368,141) $(114,309,908)  $(241,955,850)
==========================================================================================================================

                                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                                              --------------------------------------------
                                                                                    HP             HT              HK
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $   2,856,141  $          --   $   1,529,438
Variable account expenses                                                         3,549,599      5,333,196       1,892,881
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                    (693,458)    (5,333,196)       (363,443)
==========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                            3,236,913     17,442,955      16,087,335
   Cost of investments sold                                                       2,997,706     22,348,944      26,176,454
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                    239,207     (4,905,989)    (10,089,119)
Distributions from capital gains                                                         --             --              --
Net change in unrealized appreciation or depreciation of investments             32,901,331    (81,672,414)     (4,951,200)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   33,140,538    (86,578,403)    (15,040,319)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $  32,447,080  $ (91,911,599)  $ (15,403,762)
==========================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                                  ----------------------------
                                                                                                 HN
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                                           $          --
Variable account expenses                                                                      8,503,930
--------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                               (8,503,930)
========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                                        55,948,784
   Cost of investments sold                                                                   74,695,537
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                             (18,746,753)
Distributions from capital gains                                                             132,672,235
Net change in unrealized appreciation or depreciation of investments                        (387,398,826)
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              (273,473,344)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            $(281,977,274)
========================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                       ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                HS            HC              HM             HV
OPERATIONS

Investment income (loss) -- net                        $ 14,063,603   $ (2,548,159)  $  3,843,090   $ 23,823,879
Net realized gain (loss) on sales of investments         (1,157,995)   (10,283,365)        (8,077)    (9,455,145)
Distributions from capital gains                                 --             --             --             --
Net change in unrealized appreciation or
   depreciation of investments                            3,002,296    (49,476,179)         2,889     (5,939,121)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             15,907,904    (62,307,703)     3,837,902      8,429,613
================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                7,127,322      9,182,260      8,402,732      4,622,074
Net transfers(1)                                         55,533,115    (20,277,766)    38,794,694     (7,985,666)
Transfers for policy loans                                  109,786        207,171        374,226         63,388
Annuity payments                                           (174,317)      (162,665)       (10,225)      (106,750)
Contract charges                                            (85,818)      (185,602)       (48,526)       (71,194)
Contract terminations:
   Surrender benefits                                   (11,682,797)    (9,627,374)   (15,797,954)    (8,854,105)
   Death benefits                                        (4,012,154)    (2,503,588)    (1,604,254)    (3,189,750)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           46,815,137    (23,367,564)    30,110,693    (15,522,003)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         240,496,620    324,631,977    144,650,804    241,269,701
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $303,219,661   $238,956,710   $178,599,399   $234,177,311
================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  201,384,706    208,656,737    120,294,961    230,446,613
Contract purchase payments                                5,781,480      6,937,977      6,896,447      4,278,142
Net transfers(1)                                         44,514,139    (16,643,559)    31,779,101     (7,679,141)
Transfers for policy loans                                   88,719        156,647        305,958         58,779
Contract charges                                            (69,720)      (143,554)       (40,139)       (66,339)
Contract terminations:
   Surrender benefits                                    (9,337,566)    (7,329,666)   (12,834,532)    (8,136,874)
   Death benefits                                        (3,341,942)    (1,935,020)    (1,405,026)    (3,061,309)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        239,019,816    189,699,562    144,996,770    215,839,871
================================================================================================================

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                       ------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                HY            HI              HD
OPERATIONS

Investment income (loss) -- net                        $  1,623,800   $    (88,495)  $  5,554,525
Net realized gain (loss) on sales of investments           (569,511)   (21,965,275)    (6,291,059)
Distributions from capital gains                                 --             --             --
Net change in unrealized appreciation or
   depreciation of investments                           (1,018,648)   (67,557,191)   (58,381,771)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                                 35,641    (89,610,961)   (59,118,305)
=================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                1,480,406      8,891,762     14,409,618
Net transfers(1)                                         (3,724,144)   (20,982,492)   (14,711,457)
Transfers for policy loans                                   20,114        145,372        296,276
Annuity payments                                            (21,435)       (69,171)      (396,825)
Contract charges                                            (21,751)      (128,555)      (296,231)
Contract terminations:
   Surrender benefits                                    (2,707,623)    (7,850,168)   (16,323,267)
   Death benefits                                        (1,112,181)    (1,794,866)    (4,697,870)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (6,086,614)   (21,788,118)   (21,719,756)
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                          83,114,463    305,636,241    499,796,554
-------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 77,063,490   $194,237,162   $418,958,493
=================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   73,485,939    232,235,359    299,516,945
Contract purchase payments                                1,321,403      8,562,792      9,530,493
Net transfers(1)                                         (3,326,141)   (21,901,637)   (10,932,993)
Transfers for policy loans                                   17,904        141,594        195,044
Contract charges                                            (19,435)      (127,522)      (199,222)
Contract terminations:
   Surrender benefits                                    (2,378,781)    (7,622,110)   (10,820,398)
   Death benefits                                        (1,030,443)    (1,816,496)    (3,171,911)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                         68,070,446    209,471,980    284,117,958
=================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                       13

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     HG               HA               HW               HP
OPERATIONS

Investment income (loss) -- net                        $  (12,891,252)   $ (2,557,979)   $  (9,876,098)    $   (693,458)
Net realized gain (loss) on sales of investments              166,024     (16,438,994)      (2,685,566)         239,207
Distributions from capital gains                                   --              --               --               --
Net change in unrealized appreciation
   or depreciation of investments                        (251,642,913)    (95,312,935)    (229,394,186)      32,901,331
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       (264,368,141)   (114,309,908)    (241,955,850)      32,447,080
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 52,179,592      10,310,748       34,248,440       10,158,133
Net transfers(1)                                          (16,192,746)     (7,324,869)     (31,162,608)      67,066,030
Transfers for policy loans                                    854,910         161,524          557,025          150,202
Annuity payments                                             (719,986)       (104,853)        (202,276)         (45,630)
Contract charges                                             (983,071)       (173,194)        (560,516)        (144,346)
Contract terminations:
   Surrender benefits                                     (41,701,992)     (8,460,618)     (25,946,559)      (8,556,861)
   Death benefits                                          (9,427,399)     (2,012,392)      (6,372,133)      (2,194,763)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (15,990,692)     (7,603,654)     (29,438,627)      66,432,765
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,467,576,626     334,900,784    1,008,946,484      244,844,926
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $1,187,217,793    $212,987,222    $ 737,552,007    $ 343,724,771
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    721,744,292     200,011,322      512,650,098      149,073,899
Contract purchase payments                                 30,007,868       8,349,684       21,123,248        5,992,916
Net transfers(1)                                          (12,473,984)     (7,827,487)     (22,169,204)      39,080,117
Transfers for policy loans                                    492,911         133,132          344,741           88,615
Contract charges                                             (578,036)       (144,886)        (353,507)         (85,500)
Contract terminations:
   Surrender benefits                                     (24,036,179)     (6,911,990)     (15,890,273)      (4,994,669)
   Death benefits                                          (5,598,201)     (1,689,347)      (4,022,677)      (1,339,139)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          709,558,671     191,920,428      491,682,426       187,816,239
=======================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------
                                                             HT                HK              HN
OPERATIONS

Investment income (loss) -- net                       $    (5,333,196)   $   (363,443)   $  (8,503,930)
Net realized gain (loss) on sales of investments           (4,905,989)    (10,089,119)     (18,746,753)
Distributions from capital gains                                   --              --      132,672,235
Net change in unrealized appreciation
  or depreciation of investments                          (81,672,414)     (4,951,200)     387,398,826)
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         (91,911,599)    (15,403,762)    (281,977,274)
======================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                 15,169,238       8,013,028       32,482,040
Net transfers(1)                                           (2,616,236)    (16,036,892)     (39,536,039)
Transfers for policy loans                                    223,498         151,981          522,675
Annuity payments                                              (51,639)        (16,597)        (144,112)
Contract charges                                             (238,777)       (112,396)        (525,821)
Contract terminations:
   Surrender benefits                                     (12,498,703)     (4,676,572)     (22,349,268)
   Death benefits                                          (2,968,829)       (889,442)      (4,369,326)
------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (2,981,448)    (13,566,890)     (33,919,851)
------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           530,350,577     167,770,572      906,823,421
------------------------------------------------------------------------------------------------------
Net assets at end of year                             $   435,457,530    $138,799,920     $590,926,296
======================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    329,182,587     321,419,979      485,027,690
Contract purchase payments                                 11,743,139      16,376,255       22,700,566
Net transfers(1)                                           (3,004,609)    (33,518,938)     (31,798,138)
Transfers for policy loans                                    173,382         310,346          371,889
Contract charges                                             (188,677)       (234,012)        (379,377)
Contract terminations:
   Surrender benefits                                      (9,677,693)     (9,489,880)     (15,692,893)
   Death benefits                                          (2,349,880)     (1,908,998)      (3,131,070)
------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          325,878,249     292,954,752      457,098,667
======================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                      ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                HS               HC               HM                 HV
OPERATIONS

Investment income (loss) - net                        $ 14,432,505     $ 32,123,329     $   8,260,929     $   26,187,395
Net realized gain (loss) on investments                 (7,591,854)       3,553,119           143,321        (15,312,301)
Net change in unrealized appreciation
   or depreciation of investments                        2,601,976     (109,626,358)          (30,306)       (40,563,416)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             9,442,627      (73,949,910)        8,373,944        (29,688,322)
========================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              10,092,937       16,256,440        19,314,620          8,997,835
Net transfers(1)                                       (51,319,777)       1,026,525      (165,445,296)       (44,481,278)
Transfers for policy loans                                  91,712          163,904           425,809             68,791
Annuity payments                                          (154,908)        (196,675)           (2,733)          (107,323)
Contract charges                                           (66,250)        (183,449)          (41,708)           (62,474)
Contract terminations:
   Surrender benefits                                   (9,690,355)     (15,353,464)      (15,037,271)       (10,413,646)
   Death benefits                                       (4,170,846)      (3,350,194)       (2,476,236)        (3,404,366)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (55,217,487)      (1,636,913)     (163,262,815)       (49,402,461)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        286,271,480      400,218,800       299,539,675        320,360,484
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $240,496,620     $324,631,977     $ 144,650,804     $  241,269,701
========================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 250,109,104      209,893,399       260,559,293        274,431,993
Contract purchase payments                               8,906,047        9,093,193        17,503,366          7,980,324
Net transfers(1)                                       (45,188,330)         456,149      (142,142,137)       (39,561,773)
Transfers for policy loans                                  79,914           91,810           363,586             61,662
Contract charges                                           (58,141)        (103,325)          (36,369)           (56,097)
Contract terminations:
   Surrender benefits                                   (8,453,518)      (8,555,560)      (13,781,935)        (9,235,609)
   Death benefits                                       (4,010,370)      (2,218,929)       (2,170,843)        (3,173,887)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       201,384,706      208,656,737       120,294,961        230,446,613
========================================================================================================================

                                                                SEGREGATED ASSET SUBACCOUNTS
                                                      --------------------------------------------
                                                           HY               HI             HD
OPERATIONS

Investment income (loss) - net                        $  1,280,840    $  58,160,681   $ 37,453,100
Net realized gain (loss) on investments                 (1,722,109)       1,388,071      2,621,847
Net change in unrealized appreciation
   or depreciation of investments                        1,735,176     (162,230,411)   (58,184,372)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                             1,293,907     (102,681,659)   (18,109,425)
==================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               2,564,827       15,460,067     23,221,213
Net transfers(1)                                       (12,503,992)      38,937,236     (2,954,759)
Transfers for policy loans                                  17,022          144,934        231,308
Annuity payments                                           (19,495)         (89,651)      (422,801)
Contract charges                                           (17,608)        (124,924)      (270,962)
Contract terminations:
   Surrender benefits                                   (3,288,396)     (12,991,946)   (19,682,783)
   Death benefits                                         (940,206)      (2,204,169)    (6,009,560)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (14,187,848)      39,131,547     (5,888,344)
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                         96,008,404      369,186,353    523,794,323
--------------------------------------------------------------------------------------------------
Net assets at end of year                             $ 83,114,463    $ 305,636,241   $499,796,554
==================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  86,622,176      207,989,999    303,241,500
Contract purchase payments                               2,368,788        9,960,065     13,546,976
Net transfers(1)                                       (11,557,889)      24,262,148     (1,706,765)
Transfers for policy loans                                  15,731           95,384        134,069
Contract charges                                           (16,326)         (82,396)      (157,617)
Contract terminations:
   Surrender benefits                                   (3,009,381)      (8,400,828)   (11,941,432)
   Death benefits                                         (937,160)      (1,589,013)    (3,599,786)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                        73,485,939      232,235,359    299,516,945
==================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

                                       15

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                      ---------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                     HG               HA               HW             HP
OPERATIONS

Investment income (loss) - net                        $   89,503,777     $106,878,888    $   17,296,713  $  7,154,169
Net realized gain (loss) on investments                   11,258,815        2,789,544         4,518,294     2,396,262)
Net change in unrealized appreciation
  or depreciation of investments                        (268,262,337)    (196,744,627)     (207,687,839)   29,895,627
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (167,499,745)     (87,076,195)     (185,872,832)   34,653,534
=====================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                82,428,301       16,988,513        56,461,285    12,163,502
Net transfers(1)                                         118,180,224       70,294,180        72,712,230   (14,796,017)
Transfers for policy loans                                   793,667          158,598           490,868       123,692
Annuity payments                                            (812,882)        (153,279)         (256,582)      (25,305)
Contract charges                                            (901,987)        (177,687)         (538,298)      (94,305)
Contract terminations:
   Surrender benefits                                    (58,839,791)      16,088,329)      (43,839,951)   (8,720,828)
   Death benefits                                        (11,255,826)      (2,221,751)       (7,098,287)   (1,472,840)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           129,591,706       68,800,245        77,931,265   (12,822,101)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        1,505,484,665      353,176,734     1,116,888,051   223,013,493
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $1,467,576,626     $334,900,784    $1,008,946,484  $244,844,926
=====================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   665,148,782      168,750,494       478,867,610   158,506,664
Contract purchase payments                                36,509,542        8,061,805        24,660,963     8,839,498
Net transfers(1)                                          52,062,728       32,100,740        31,471,440   (10,815,385)
Transfers for policy loans                                   351,032           74,373           212,800        88,459
Contract charges                                            (400,421)         (85,679)         (235,145)      (67,441)
Contract terminations:
   Surrender benefits                                    (26,713,867)      (7,492,078)      (19,059,220)   (6,311,086)
   Death benefits                                         (5,213,504)      (1,398,333)       (3,268,350)   (1,166,810)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         721,744,292      200,011,322       512,650,098   149,073,899
=====================================================================================================================

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------
                                                            HT                 HK               HN
OPERATIONS

Investment income (loss) - net                        $  110,241,245     $   (285,993)   $   80,756,732
Net realized gain (loss) on investments                    7,981,366       (3,961,815)       12,794,217
Net change in unrealized appreciation
  or depreciation of investments                        (243,788,384)     (79,061,457)     (430,455,411)
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (125,565,773)     (83,309,265)     (336,904,462)
=======================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                23,316,825       13,471,501        54,521,954
Net transfers(1)                                          34,483,785       (6,890,169)       85,015,373
Transfers for policy loans                                   205,458          159,810           508,966
Annuity payments                                             (74,069)         (18,724)         (239,631)
Contract charges                                            (231,238)        (104,999)         (564,218)
Contract terminations:
   Surrender benefits                                    (26,126,910)      (8,795,369)      (51,209,216)
   Death benefits                                         (3,463,035)        (999,045)       (6,205,706)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            28,110,816       (3,176,995)       81,827,522
-------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          627,805,534      254,256,832     1,161,900,361
-------------------------------------------------------------------------------------------------------
Net assets at end of year                             $  530,350,577     $167,770,572    $  906,823,421
=======================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   315,150,035      328,299,661       453,721,633
Contract purchase payments                                11,899,794       21,068,449        21,458,620
Net transfers(1)                                          17,026,701      (12,810,044)       32,333,281
Transfers for policy loans                                   106,748          255,133           199,665
Contract charges                                            (121,096)        (168,708)         (221,830)
Contract terminations:
   Surrender benefits                                    (12,999,105)     (13,610,538)      (19,927,374)
   Death benefits                                         (1,880,490)      (1,613,974)       (2,536,305)
-------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         329,182,587      321,419,979       485,027,690
=======================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) IDS Life's fixed account.

See accompanying notes to financial statements.

Notes To Financial Statements

1. ORGANIZATION

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company (IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (the Funds), which are registered under the 1940 Act as diversified (non-diversified for AXP(R) Variable Portfolio - Global Bond Fund and Credit Suisse Trust - Small Company Growth Portfolio), open-end management investment companies and have the following investment managers.


SUBACCOUNT    INVESTS EXCLUSIVELY IN SHARES OF                            INVESTMENT MANAGER
-----------------------------------------------------------------------------------------------------------------------
HS            AXP(R) Variable Portfolio - Bond Fund                       IDS Life Insurance Company(1)
HC            AXP(R) Variable Portfolio - Capital Resource Fund           IDS Life Insurance Company(1)
HM            AXP(R) Variable Portfolio - Cash Management Fund            IDS Life Insurance Company(1)
HV            AXP(R) Variable Portfolio - Extra Income Fund               IDS Life Insurance Company(1)
HY            AXP(R) Variable Portfolio - Global Bond Fund                IDS Life Insurance Company(1)
HI            AXP(R) Variable Portfolio - International Fund              IDS Life Insurance Company(2)
HD            AXP(R) Variable Portfolio - Managed Fund                    IDS Life Insurance Company(1)
HG            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)          IDS Life Insurance Company(1)
HA            AXP(R) Variable Portfolio - Strategy Aggressive Fund        IDS Life Insurance Company(1)
HW            AIM V.I. Core Equity Fund, Series I                         A I M Advisors, Inc.
                (previously AIM V.I. Growth and Income Fund, Series I)
HP            American Century(R) VP Value                                American Century Investment Management, Inc.
HT            Credit Suisse Trust - Small Cap Growth Portfolio            Credit Suisse Asset Management, LLC
               (previously Credit Suisse Warburg Pincus Trust - Small
               Company Growth Portfolio)
HK            FTVIPT Templeton Developing Markets Securities
                Fund - Class 1                                            Templeton Asset Management Ltd.
HN            Putnam VT New Opportunities Fund - Class IA Shares          Putnam Investment Management, LLC
-----------------------------------------------------------------------------------------------------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. American Express Asset Management International, Inc. is the sub-adviser.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by IDS Life and may result in additional amounts being transferred into the variable annuity account by IDS Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. IDS Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1.25% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

IDS Life deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life will use a surrender charge to help it recover certain expenses related to the sale of the annuity. A surrender charge of up to 7% may be deducted for surrenders up to the first eight payment years following a purchase payment, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059,480 in 2001 and $18,285,051 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                       PERCENTAGE RANGE
-------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                      0.610% to 0.535%
AXP(R) Variable Portfolio - Capital Resource Fund          0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund           0.510% to 0.440%
AXP(R) Variable Portfolio - Extra Income Fund              0.620% to 0.545%
AXP(R) Variable Portfolio - Global Bond Fund               0.840% to 0.780%
AXP(R) Variable Portfolio - International Fund             0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                   0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)         0.630% to 0.570%
AXP(R) Variable Portfolio - Strategy Aggressive Fund       0.650% to 0.575%
-------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                       PERCENTAGE RANGE
-------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Bond Fund                      0.050% to 0.025%
AXP(R) Variable Portfolio - Capital Resource Fund          0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund           0.030% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund              0.050% to 0.025%
AXP(R) Variable Portfolio - Global Bond Fund               0.060% to 0.040%
AXP(R) Variable Portfolio - International Fund             0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                   0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)         0.050% to 0.030%
AXP(R) Variable Portfolio - Strategy Aggressive Fund       0.060% to 0.035%
-------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT    INVESTMENT                                                       SHARES        NAV
----------------------------------------------------------------------------------------------------
HS            AXP(R) Variable Portfolio - Bond Fund                           28,853,057    $10.47
HC            AXP(R) Variable Portfolio - Capital Resource Fund               11,026,846     21.69
HM            AXP(R) Variable Portfolio - Cash Management Fund               177,589,013      1.00
HV            AXP(R) Variable Portfolio - Extra Income Fund                   35,351,960      6.57
HY            AXP(R) Variable Portfolio - Global Bond Fund                     8,018,172      9.55
HI            AXP(R) Variable Portfolio - International Fund                  24,031,607      8.10
HD            AXP(R) Variable Portfolio - Managed Fund                        27,198,672     15.42
HG            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              74,420,259     15.97
HA            AXP(R) Variable Portfolio - Strategy Aggressive Fund            25,544,245      8.34
HW            AIM V.I. Core Equity Fund, Series I                             36,512,476     20.20
                (previously AIM V.I. Growth and Income Fund, Series I)
HP            American Century(R) VP Value                                    46,199,566      7.44
HT            Credit Suisse Trust - Small Cap Growth Portfolio                31,081,908     14.01
                (previously Credit Suisse Warburg Pincus Trust - Small
                 Company Growth Portfolio)
HK            FTVIPT Templeton Developing Markets Securities
                Fund - Class 1                                                29,037,640      4.78
HN            Putnam VT New Opportunities Fund - Class IA Shares              35,448,488     16.67


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of the Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT    INVESTMENT                                                       PURCHASES
--------------------------------------------------------------------------------------------
HS            AXP(R) Variable Portfolio - Bond Fund                          $  76,397,370
HC            AXP(R) Variable Portfolio - Capital Resource Fund                  5,698,905
HM            AXP(R) Variable Portfolio - Cash Management Fund                  83,664,130
HV            AXP(R) Variable Portfolio - Extra Income Fund                     32,993,474
HY            AXP(R) Variable Portfolio - Global Bond Fund                       3,938,825
HI            AXP(R) Variable Portfolio - International Fund                    12,220,279
HD            AXP(R) Variable Portfolio - Managed Fund                          19,923,788
HG            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                43,789,226
HA            AXP(R) Variable Portfolio - Strategy Aggressive Fund              10,525,694
HW            AIM V.I. Core Equity Fund, Series I                               10,244,177
              (previously AIM V.I. Growth and Income Fund, Series I)
HP            American Century(R) VP Value                                      68,976,220
HT            Credit Suisse Trust - Small Cap Growth Portfolio                   9,128,311
              (previously Credit Suisse Warburg Pincus Trust - Small
                Company Growth Portfolio)
HK            FTVIPT Templeton Developing Markets Securities
                Fund - Class 1                                                   2,157,002
HN            Putnam VT New Opportunities Fund - Class IA Shares               146,197,238
--------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                                 HS            HC           HM        HV        HY         HI          HD
                                            --------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                     $       1.19   $     1.55   $   1.20   $   1.04  $   1.13   $   1.31    $    1.65
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                     $       1.26   $     1.25   $   1.23   $   1.08  $   1.13   $   0.92    $    1.46
Units (000s)                                     239,020      189,700    144,997    215,840    68,070    209,472      284,118
Net assets (000s)                           $    303,220   $  238,957   $178,599   $234,177  $ 77,063   $194,237    $ 418,958
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                          6.43%        0.29%      3.59%     11.00%     3.29%      1.21%        2.50%
Expense ratio(2)                                    1.25%        1.25%      1.25%      1.25%     1.25%      1.25%        1.25%
Total return(3)                                     5.88%      (19.35%)     2.50%      3.85%     0.00%    (29.77%)     (11.52%)
----------------------------------------------------------------------------------------------------------------------------------

                                                 HG            HA           HW        HP        HT         HK          HN
                                            --------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                     $       2.02   $     1.67   $   1.96   $   1.64  $   1.61   $   0.52    $   1.87
----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                     $       1.66   $     1.10   $   1.50   $   1.83  $   1.33   $   0.47    $   1.29
Units (000s)                                     709,559      191,920    491,682    187,816   325,878    292,955     457,099
Net assets (000s)                           $  1,187,218   $  212,987   $737,552   $343,725  $435,458   $138,800    $590,926
----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                          0.22%        0.20%      0.04%      1.02%      --        1.02%          --
Expense ratio(2)                                    1.25%        1.25%      1.25%      1.25%    1.25%       1.25%        1.25%
Total return(3)                                   (17.82%)     (34.13%)   (23.47%)    11.59%  (17.39%)     (9.62%)    (31.02%)
----------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

IDS Life Insurance Company
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly-owned subsidiary of American Express Financial Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                      2001          2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $6,471,798)                          $        --   $ 6,463,613
      Available-for-sale, at fair value (amortized cost: 2001, $20,022,072; 2000, $12,929,870)     20,157,137    12,399,990
   Common stocks                                                                                        1,704        10,333
   Mortgage loans on real estate                                                                    3,680,394     3,738,091
   Policy loans                                                                                       619,571       618,973
   Other investments                                                                                  621,897       575,551
                                                                                                      -------       -------
      Total investments                                                                            25,080,703    23,806,551
Cash and cash equivalents                                                                           1,150,251       316,974
Amounts recoverable from reinsurers                                                                   529,166       416,480
Amounts due from brokers                                                                               90,794        15,302
Other accounts receivable                                                                              46,349        42,324
Accrued investment income                                                                             278,199       334,928
Deferred policy acquisition costs                                                                   3,107,187     2,951,655
Deferred income taxes, net                                                                            156,308       136,588
Other assets                                                                                          123,246        80,054
Separate account assets                                                                            27,333,697    32,349,347
                                                                                                   ----------    ----------
Total assets                                                                                      $57,895,900   $60,450,203
                                                                                                  ===========   ===========
Liabilities and stockholder's equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                             $19,592,273   $19,417,446
      Universal life-type insurance                                                                 3,433,904     3,410,871
      Traditional life insurance                                                                      241,165       232,913
      Disability income and long-term care insurance                                                1,227,172     1,012,247
   Policy claims and other policyholders' funds                                                        71,879        52,067
   Amounts due to brokers                                                                           1,740,031       446,347
   Other liabilities                                                                                  437,017       463,561
   Separate account liabilities                                                                    27,333,697    32,349,347
                                                                                                   ----------    ----------
      Total liabilities                                                                            54,077,138    57,384,799
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $30 par value per share; 100,000 shares authorized, issued and outstanding            3,000         3,000
   Additional paid-in capital                                                                         688,327       288,327
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains (losses)                                                         85,549      (333,734)
      Net unrealized derivative (losses)                                                                 (774)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive income (loss)                                           84,775      (333,734)
                                                                                                   ----------    ----------
   Retained earnings                                                                                3,042,660     3,107,811
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                 3,818,762     3,065,404
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                        $57,895,900   $60,450,203
                                                                                                  ===========   ===========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                 2001          2000           1999
Revenues
Premiums:
   Traditional life insurance                                                       $   59,415     $   56,187   $    53,790
   Disability income and long-term care insurance                                      255,428        231,311       201,637
                                                                                       -------        -------       -------
      Total premiums                                                                   314,843        287,498       255,427
Net investment income                                                                1,485,688      1,730,605     1,919,573
Contractholder charges                                                                 489,583        438,127       411,994
Management and other fees                                                              473,406        598,168       473,108
Net realized (loss) gain on investments                                               (649,752)       (16,975)       26,608
                                                                                      --------        -------        ------
      Total revenues                                                                 2,113,768      3,037,423     3,086,710
                                                                                     ---------      ---------     ---------
Benefits and expenses
Death and other benefits:
   Traditional life insurance                                                           35,519         29,042        29,819
   Universal life-type insurance and investment contracts                              175,247        131,467       118,561
   Disability income and long-term care insurance                                       44,725         40,246        30,622
Increase in liabilities for future policy benefits:
   Traditional life insurance                                                            7,231          5,765         7,311
   Disability income and long-term care insurance                                      123,227        113,239        87,620
Interest credited on universal life-type insurance and investment contracts          1,137,636      1,169,641     1,240,575
Amortization of deferred policy acquisition costs                                      371,342        362,106       321,036
Other insurance and operating expenses                                                 407,798        378,653       346,849
                                                                                       -------        -------       -------
      Total benefits and expenses                                                    2,302,725      2,230,159     2,182,393
                                                                                     ---------      ---------     ---------
(Loss) income before income tax (benefit) expense a
   nd cumulative effect of accounting change                                          (188,957)       807,264       904,317
Income tax (benefit) expense                                                          (145,222)       221,627       267,864
                                                                                      --------        -------       -------
(Loss) income before cumulative effect of accounting change                            (43,735)       585,637       636,453
Cumulative effect of accounting change (net of income tax benefit of $11,532)          (21,416)            --            --
                                                                                      --------        -------       -------
Net (loss) income                                                                   $  (65,151)    $  585,637    $  636,453
                                                                                    ----------     ----------    ----------

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),   Retained     stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax     earnings        equity
Balance, January 1, 1999                                   $3,000       $288,327     $ 169,584     $2,645,721    $3,106,632
Comprehensive income:
   Net income                                                  --             --            --        636,453       636,453
   Unrealized holding losses arising
      during the year, net of deferred
      policy acquisition costs of $28,444
      and income taxes of $304,936                             --             --      (566,311)            --      (566,311)
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $7,810                              --             --       (14,503)            --       (14,503)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive loss                                    --             --      (580,814)            --      (580,814)
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                              55,639
Cash dividends                                                 --             --            --       (350,000)     (350,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 1999                                  3,000        288,327      (411,230)     2,932,174     2,812,271
Comprehensive income:
   Net income                                                  --             --            --        585,637       585,637
   Unrealized holding gains arising
      during the year, net of deferred
      policy acquisition costs of ($5,154)
      and income taxes of ($46,921)                            --             --        87,138             --        87,138
   Reclassification adjustment for gains
      included in net income,
      net of income tax of $5,192                              --             --        (9,642)            --        (9,642)
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --        77,496             --        77,496
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             663,133
Cash dividends                                                 --             --            --       (410,000)     (410,000)
                                                           ------       --------     ---------     ----------    ----------

Balance, December 31, 2000                                  3,000        288,327      (333,734)     3,107,811     3,065,404
Comprehensive income:
   Net loss                                                    --             --            --        (65,151)      (65,151)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $626                        --             --        (1,162)            --        (1,162)
   Unrealized holding losses on
      available-for-sale securities arising
      during the year, net of deferred
      policy acquisition costs of ($20,191)
      and income taxes of $15,037                              --             --       (11,262)            --       (11,262)
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of
      income tax benefit of $228,003                           --             --       423,434             --       423,434
   Reclassification adjustment for losses on
      derivatives included in net loss,
      net of income tax benefit of $4,038                      --             --         7,499             --         7,499
                                                           ------       --------     ---------     ----------    ----------
   Other comprehensive income                                  --             --       418,509             --       418,509
                                                           ------       --------     ---------     ----------    ----------
   Comprehensive income                                                                                             353,358
Capital contribution                                           --        400,000            --             --       400,000
                                                           ------       --------     ---------     ----------    ----------
Balance, December 31, 2001                                 $3,000       $688,327     $  84,775     $3,042,660    $3,818,762
                                                           ======       ========     =========     ==========    ==========

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)
                                                                                        2001           2000           1999
Cash flows from operating activities
Net (loss) income                                                                  $   (65,151)   $   585,637   $   636,453
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax                                   21,416             --            --
   Policy loans, excluding universal life-type insurance:
      Issuance                                                                         (43,687)       (61,313)      (56,153)
      Repayment                                                                         54,004         56,088        54,105
   Change in amounts recoverable from reinsurers                                      (112,686)       (89,312)      (64,908)
   Change in other accounts receivable                                                  (4,025)         6,254          (615)
   Change in accrued investment income                                                  56,729          8,521        23,125
   Change in deferred policy acquisition costs, net                                   (175,723)      (291,634)     (140,379)
   Change in liabilities for future policy benefits for traditional life,
      disability income and long-term care insurance                                   223,177        206,377       153,157
   Change in policy claims and other policyholder's funds                               19,812         27,467       (45,709)
   Deferred income tax (benefit) provision                                            (246,205)        37,704        79,796
   Change in other liabilities                                                         (24,509)      (120,256)      169,395
   Amortization of premium (accretion of discount), net                                108,958         37,909       (17,907)
   Net realized loss (gain) on investments                                             649,752         16,975       (26,608)
   Contractholder charges, non-cash                                                   (217,496)      (151,745)     (175,059)
   Other, net                                                                          (83,023)        (9,279)       (5,324)
                                                                                       -------         ------        ------
      Net cash provided by operating activities                                        161,343        259,393       583,369
                                                                                       -------        -------       -------
Cash flows from investing activities
Held-to-maturity securities:
   Purchases                                                                                --         (4,487)       (3,030)
   Maturities, sinking fund payments and calls                                              --        589,742       741,949
   Sales                                                                                    --         50,067        66,547
Available-for-sale securities:
   Purchases                                                                        (9,477,740)    (1,454,010)   (3,433,128)
   Maturities, sinking fund payments and calls                                       2,706,147      1,019,403     1,442,507
   Sales                                                                             5,493,141      1,237,116     1,691,389
Other investments, excluding policy loans:
   Purchases                                                                          (442,876)      (706,082)     (657,383)
   Sales                                                                               370,636        435,633       406,684
Change in amounts due from brokers                                                     (75,492)       (15,157)          182
Change in amounts due to brokers                                                     1,293,684        298,236       (47,294)
                                                                                     ---------        -------       -------
      Net cash (used in) provided by investing activities                             (132,500)     1,450,461       208,423
                                                                                      --------      ---------       -------
Cash flows from financing activities
Activities related to universal life-type insurance and investment contracts:
   Considerations received                                                           2,088,114      1,842,026     2,031,630
   Surrenders and other benefits                                                    (2,810,401)    (3,974,966)   (3,669,759)
   Interest credited to account balances                                             1,137,636      1,169,641     1,240,575
Universal life-type insurance policy loans:
   Issuance                                                                            (83,720)      (134,107)     (102,239)
   Repayment                                                                            72,805         82,193        67,881
Capital contribution                                                                   400,000             --            --
Dividends paid                                                                              --       (410,000)     (350,000)
                                                                                      --------      ---------       -------
      Net cash provided by (used in) financing activities                              804,434     (1,425,213)     (781,912)
                                                                                      --------      ---------       -------
Net increase in cash and cash equivalents                                              833,277        284,641         9,880
Cash and cash equivalents at beginning of year                                         316,974         32,333        22,453
                                                                                      --------      ---------       -------
Cash and cash equivalents at end of year                                           $ 1,150,251   $    316,974 $      32,333
                                                                                   ===========   ============ =============
Supplemental disclosures:
   Income taxes paid                                                             $          --   $    225,704  $    214,940
   Interest on borrowings                                                               23,688          3,299         4,521

See notes to consolidated financial statements.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly-owned subsidiary of the Company and serves New York State residents. The Company also wholly-owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of management and other fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees from the variable annuity separate accounts.

Profits on fixed universal life insurance are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable universal life insurance also include management and other fees. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds, certain fee revenues from underlying nonproprietary mutual funds and mortality and expense risk fees received from the variable life insurance separate accounts.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

IDS Life Insurance Company
--------------------------------------------------------------------------------

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.
Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans
Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using the interest method. The costs for universal life and variable universal life insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For fixed and variable universal life insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Unlocking adjustments resulted in a net increase in amortization of $33,600 in 2001 and net decreases in amortization of $12,300 in 2000 and $56,800 in 1999.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities issued in 1997 and 1998 are equal to the present value of guaranteed benefits and the intrinsic value of index-based benefits. Liabilities for equity indexed deferred annuities issued in 1999 or later are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. The Company retains 20% of the mortality risk on new variable universal life insurance policies and 10% of the risk on new term insurance policies. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments
In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain high-yield investments contained in structured securities. Adoption of the consensus required the Company to adjust the carrying amount of these investments downward by $21,416, net of tax, upon adoption. See Note 2 for further discussion.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $1,162. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivative and hedging activities.

IDS Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $6,463,613 and net unrealized gains of $8,185 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
                                                                         cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    31,074      $  2,190       $     56   $    33,208
   State and municipal obligations                                         7,826           149             --         7,975
   Corporate bonds and obligations                                    11,658,888       276,332        218,365    11,716,855
   Mortgage-backed securities                                          8,292,576       103,109         32,801     8,362,884
   Foreign government bonds and obligations                               31,708         4,507             --        36,215
                                                                     -----------      --------       --------   -----------
Total fixed maturity securities                                      $20,022,072      $386,287       $251,222   $20,157,137
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $       805      $    899       $     --   $     1,704
                                                                     ===========      ========       ========   ===========

The amortized cost and fair value of fixed maturity securities at December 31,
2001 by contractual maturity are as follows:
                                                                                                     Amortized       Fair
                                                                                                       cost          value
Due within one year                                                                               $ 1,093,557   $ 1,114,618
Due from one to five years                                                                          2,885,509     3,007,435
Due from five to ten years                                                                          5,503,284     5,519,588
Due in more than ten years                                                                          2,247,146     2,152,612
Mortgage-backed securities                                                                          8,292,576     8,362,884
                                                                                                    ---------     ---------
   Total                                                                                          $20,022,072   $20,157,137
                                                                                                  ===========   ===========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:
                                                                                         Gross          Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                          cost           gains         losses         value
U.S. Government agency obligations                                    $   38,302      $  3,455       $     80    $   41,677
State and municipal obligations                                            7,678            16             --         7,694
Corporate bonds and obligations                                        5,248,517       111,466        114,330     5,245,653
Mortgage-backed securities                                             1,169,116         9,130          1,472     1,176,774
                                                                       ---------         -----          -----     ---------
   Total fixed maturity securities                                    $6,463,613      $124,067       $115,882    $6,471,798
                                                                      ==========      ========       ========    ==========

                                                                                         Gross          Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                       cost            gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                $    96,408      $  6,134       $    268   $   102,274
   State and municipal obligations                                        12,848           247             --        13,095
   Corporate bonds and obligations                                     7,586,423       123,691        693,303     7,016,811
   Mortgage-backed securities                                          5,234,191        57,697         24,078     5,267,810
Total fixed maturity securities                                      $12,929,870      $187,769       $717,649   $12,399,990
                                                                     ===========      ========       ========   ===========
Common stocks                                                        $    11,829      $     --       $  1,496   $    10,333
                                                                     ===========      ========       ========   ===========

At December 31, 2001, bonds carried at $14,639 were on deposit with various states as required by law.

IDS Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2001, fixed maturity securities comprised approximately 80 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $2.6 billion of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                      2001          2000
Aaa/AAA                                                $ 8,977,075   $ 6,559,188
Aaa/AA                                                          --        32,001
Aa/AA                                                      261,252       220,446
Aa/A                                                       372,120       327,147
A/A                                                      2,602,027     2,494,621
A/BBB                                                      911,477       747,636
Baa/BBB                                                  5,904,013     5,828,847
Baa/BB                                                     274,228       287,583
Below investment grade                                     719,880     2,896,014
                                                           -------     ---------
Total                                                  $20,022,072   $19,393,483
                                                       ===========   ===========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $53,169 and $68,470, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Available-for-sale securities were sold during 2001 with proceeds of $5,493,141 and gross realized gains and losses of $116,485 and $767,144, respectively. Available-for-sale securities were sold during 2000 with proceeds of $1,237,116 and gross realized gains and losses of $25,101 and $10,267, respectively. Available-for-sale securities were sold during 1999 with proceeds of $1,691,389 and gross realized gains and losses of $36,568 and $14,255, respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $135,964 and ($531,376), respectively, with the $667,340 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $122,196. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $921,920.

During 2001, the Company recorded pretax losses of $828,175 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $623,958 of these losses are included in Net realized (losses) gains on investments and approximately $171,269 are included in Net investment income, with the remaining losses recorded as a cumulative effect of accounting change.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $675,347, into a securitization trust. In return, the Company received $89,535 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $585,812. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $89,535. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Included in Other investments are affordable housing investment credits, trading securities, and real estate.

Fair values of investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Mortgages loans on real estate
At December 31, 2001, approximately 15 percent of the Company's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Region                                                                    sheet       commitments      sheet        commitments
East North Central                                                    $  670,387       $ 1,873     $  691,694       $18,868
West North Central                                                       549,015            --        564,576         7,621
South Atlantic                                                           815,837         9,490        884,723         7,667
Middle Atlantic                                                          352,821         9,363        378,702        13,813
New England                                                              274,486         8,700        279,147         4,604
Pacific                                                                  355,945        14,618        318,727           921
West South Central                                                       214,000           600        173,158        28,548
East South Central                                                        55,798            --         49,176         2,763
Mountain                                                                 413,053            27        409,677        10,209
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

                                                                            December 31, 2001            December 31, 2000
                                                                       On balance       Funding     On balance        Funding
Property type                                                             sheet       commitments      sheet        commitments
Department/retail stores                                              $1,117,195       $13,200     $1,174,763       $11,130
Apartments                                                               694,214        11,531        780,228            --
Office buildings                                                       1,203,090         7,650      1,085,948        59,941
Industrial buildings                                                     333,713         2,263        323,766        23,943
Hotels/motels                                                            108,019            --        100,680            --
Medical buildings                                                        106,927         6,000        128,101            --
Nursing/retirement homes                                                  39,590            --         49,822            --
Mixed use                                                                 86,972            27         87,537            --
Other                                                                     11,622         4,000         18,735            --
                                                                      ----------       -------     ----------       -------
                                                                       3,701,342        44,671      3,749,580        95,014
Less reserves for losses                                                  20,948            --         11,489            --
                                                                      ----------       -------     ----------       -------
Total                                                                 $3,680,394       $44,671     $3,738,091       $95,014
                                                                      ==========       =======     ==========       =======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $39,601, $24,999 and $21,375, respectively, with reserves of $7,225, $4,350 and $5,750, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $24,498, $27,063 and $23,815, respectively.

The Company recognized $1,285, $1,033 and $1,190 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserves for mortgage loan losses:

                                                                                         2001           2000           1999
Balance, January 1                                                                     $11,489       $ 28,283       $39,795
Provision (reduction) for mortgage loan losses                                          14,959        (14,894)       (9,512)
Loan payoffs                                                                                --         (1,200)         (500)
Foreclosures and write-offs                                                             (5,500)          (700)       (1,500)
                                                                                        ------           ----        ------
Balance, December 31                                                                   $20,948       $ 11,489       $28,283
                                                                                       =======       ========       =======

IDS Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:
                                                                                        2001           2000           1999
Interest on fixed maturities                                                        $1,276,966     $1,473,560    $1,598,059
Interest on mortgage loans                                                             290,608        286,611       285,921
Interest on cash equivalents                                                             2,218          8,084         5,871
Other                                                                                  (44,145)         1,750        70,892
                                                                                       -------          -----        ------
                                                                                     1,525,647      1,770,005     1,960,743
Less investment expenses                                                                39,959         39,400        41,170
                                                                                        ------         ------        ------
Total                                                                               $1,485,688     $1,730,605    $1,919,573
                                                                                    ==========     ==========    ==========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:
                                                                                         2001           2000           1999
Fixed maturities                                                                     $(621,400)      $(34,857)     $  8,802
Mortgage loans                                                                         (22,443)        15,845        10,210
Other investments                                                                       (5,909)         2,037         7,596
                                                                                        ------          -----         -----
                                                                                     $(649,752)      $(16,975)      $26,608
                                                                                     =========       ========       =======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:
                                                                                         2001           2000          1999
Federal income taxes
   Current                                                                           $  88,121       $176,397      $178,444
   Deferred                                                                           (234,673)        37,704        79,796
                                                                                      --------         ------        ------
                                                                                      (146,552)       214,101       258,240
State income taxes-current                                                               1,330          7,526         9,624
                                                                                         -----          -----         -----
Income tax (benefit) expense before cumulative effect of accounting change            (145,222)       221,627       267,864
Cumulative effect of accounting change income tax benefit                              (11,532)            --            --
                                                                                         -----          -----         -----
Income tax (benefit) expense                                                         $(156,754)      $221,627      $267,864
                                                                                     =========       ========      ========

Income tax (benefit) expense before the cumulative effect of accounting change, differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate            Provision    Rate            Provision    Rate
Federal income taxes
      based on the statutory rate          $ (66,136)     (35.0%)        $282,542        35.0%         $316,511       35.0%
Tax-excluded interest and dividend income     (4,663)      (2.5)           (3,788)       (0.5)           (9,626)      (1.1)
State taxes, net of federal benefit              865        0.4             4,892         0.6             6,256        0.7
Affordable housing credits                   (73,200)     (38.7)          (54,569)       (6.8)          (31,000)      (3.4)
Other, net                                    (2,088)      (1.1)           (7,450)       (0.8)          (14,277)      (1.6)
                                              ------       ----            ------        ----           -------       ----
Total income taxes                         $(145,222)     (76.9%)        $221,627        27.5%         $267,864       29.6%
                                           =========      =====          ========        ====          ========       ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2001, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                                                                       2001           2000
Deferred income tax assets
   Policy reserves                                                                                 $  705,637      $730,239
   Unrealized loss -- available-for-sale securities                                                        --       179,702
   Investments, other                                                                                 330,675        34,600
   Life insurance guaranty fund assessment reserve                                                      1,330         1,365
   Other                                                                                               26,492            --
                                                                                                    ---------       -------
Total deferred income tax assets                                                                    1,064,134       945,906
                                                                                                    ---------       -------
Deferred income tax liabilities
   Deferred policy acquisition costs                                                                  861,892       796,292
   Unrealized gain -- available-for-sale securities                                                    45,934            --
   Other                                                                                                   --        13,026
                                                                                                    ---------       -------
Total deferred income tax liabilities                                                                 907,826       809,318
                                                                                                    ---------       -------
Net deferred income tax assets                                                                     $  156,308      $136,588
                                                                                                   ==========      ========

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to AEFC are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,262,335 as of December 31, 2001 and $1,493,292 as of December 31, 2000 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 2002 in excess of approximately $194,435 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net (loss) income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                           2001           2000          1999
Statutory net (loss) income           $ (317,973)    $  344,973    $  478,173
Statutory capital and surplus          1,947,350      1,778,306     1,978,406
                                       ---------      ---------     ---------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was an increase of $4,660 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 2001 and 2000. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil in 2001, 2000 and 1999.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $263, $250 and $223 in 2001, 2000 and 1999, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2001, 2000 and 1999 were $662, $1,707 and $1,906, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2001, 2000 and 1999 was $1,011, $1,136 and $1,147, respectively.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $505,526, $582,836 and $485,177 for 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $68,919 and $41,059, respectively, payable to and receivable from AEFC for federal income taxes.

6. LINES OF CREDIT
The Company has available lines of credit with AEFC aggregating $200,000 ($100,000 committed and $100,000 uncommitted). The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil and $50,000 uncommitted at December 31, 2001 and 2000, respectively.

7. COMMITMENTS AND CONTINGENCIES
At December 31, 2001, 2000 and 1999, traditional life and universal life-type insurance in force aggregated $108,255,014, $98,060,472 and $89,271,957 respectively, of which $25,986,706, $17,429,851 and $8,281,576 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $114,534, $89,506 and $76,970 and reinsurance recovered from reinsurers amounted to $43,388, $32,500, and $27,816 for the years ended December 31, 2001, 2000 and 1999, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

At December 31, 2001, the Company had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in all three of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years. The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

The Company is named as a defendant in various other lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in aggregate should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns and is currently conducting an audit for the 1993 through 1996 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of these audits.

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

The Company enters into interest rate swaps, caps and floors to manage the Company's interest rate risk and options and futures to manage equity-based risk. The values of derivative financial instruments are based on market values, dealer quotes or pricing models.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

IDS Life Insurance Company
--------------------------------------------------------------------------------

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. No interest rate swaps or floors were outstanding as of December 31, 2001. The interest rate caps expire by January 2003. The fair value of the interest rate caps is included in Other assets. Changes in the value of the interest rate caps are included in Other insurance and operating expenses.

A purchased (written) option conveys the right (obligation) to buy or sell an instrument at a fixed price for a set period of time or on a specific date. The Company writes and purchases index options to manage the risks related to annuity products that pay interest based upon the relative change in a major stock market index between the beginning and end of the product's term. The Company views this strategy as a prudent management of equity market sensitivity, such that earnings are not exposed to undue risk presented by changes in equity market levels.

The annuity products contain embedded derivatives, essentially the equity based return of the product, which must be separated from the host contract and accounted for as derivative instruments per SFAS No. 133. As a result of fluctuations in equity markets, and the corresponding changes in value of the embedded derivatives, the amount of interest credited incurred by the Company related to the annuity product will positively or negatively impact reported earnings.

The purchased and written options are carried at fair value and included in Other assets and Other liabilities, respectively. The fair value of the embedded options are included in Future policy benefits for fixed annuities. The changes in fair value of the options are recognized in Other insurance and operating expenses and the embedded derivatives are recognized in Interest credited on universal life-type insurance and investment contracts. The purchased and written options expire on various dates from 2002 to 2008.

The Company also purchases futures to hedge its obligations under equity indexed annuities. The futures purchased are marked-to-market daily and exchanged traded, exposing the Company to no counterparty risk. The futures contracts mature within four months.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by fluctuations in the equity market. There are no index options outstanding as of December 31, 2001 related to this strategy.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                       $        --   $        --    $ 6,463,613   $ 6,471,798
   Available-for-sale securities                                      20,157,137    20,157,137     12,399,990    12,399,990
Common stocks                                                              1,704         1,704         10,333        10,333
Mortgage loans on real estate                                          3,680,394     3,845,950      3,738,091     3,821,825
Cash and cash equivalents                                              1,150,251     1,150,251        316,974       316,974
Other securities                                                          75,721        75,721          1,130         1,130
Derivative financial instruments                                          34,477        34,477         50,387        60,615
Separate account assets                                               27,333,697    27,333,697     32,349,347    32,349,347
                                                                      ----------    ----------     ----------    ----------
Financial Liabilities
Future policy benefits for fixed annuities                           $18,139,462   $17,671,777    $18,020,824   $17,479,187
Derivative financial instruments                                           2,506         2,506          3,098         6,069
Separate account liabilities                                          24,280,092    23,716,854     28,791,949    27,822,667
                                                                      ----------    ----------     ----------    ----------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,368,254 and $1,300,018, respectively, and policy loans of $84,557 and $96,603, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $3,053,605 and $3,557,398, respectively.

                                                              S-6161-20 J (5/02)

PART C.
------

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Variable Account 10 including:

         Report of Independent Auditors for dated March 22, 2002.
         Statements of Assets and Liabilities for year ended Dec. 31, 2001. Statements of Operations for year ended Dec. 31, 2001.
         Statements of Changes in Net Assets for the years ended Dec. 31, 2001 and 2000.
         Notes to Financial Statements.

         IDS Life Insurance Company:

         Report of Independent Auditors dated Jan 28, 2002.
         Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
         Consolidated Statements of Income for years ended Dec. 31, 2001, 2000 and 1999.
         Consolidated Statements of Stockholder's Equity for years ended Dec. 31, 2001, 2000 and 1999.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 2001, 2000 and 1999.
         Notes to Consolidated Financial Statements.

(b)      Exhibits:

1. Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as
         Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No.2 to the Registration Statement No. 33-62407 is incorporated herein by reference.

4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Copy of Amended  By-Laws of IDS Life filed  electronically  as Exhibit
         6.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.1 (a) Copy of Amendment 1 dated April 30, 1999 to Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp. filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.1 (b) Copy of Amendment No. 2 dated February 27, 2002, to Participation Agreement by and among Putnam Variable Insurance Trust Putnam Retail Management, L.P. and IDS Life Insurance Company dated October 7, 1996 filed electronically as Exhibit 8.14 (c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3 (a) Copy of Amendment dated December 10, 2001 to Participation Agreement between IDS Life Insurance Company and Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management Securities, Inc., and Credit Suisse Asset Management, Inc. dated March 1, 1996 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.3 (b) Copy of Amendment No. 1 dated April 30, 1999 to Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. and Counselors Securities Inc., filed electronically as Exhibit 8.6(b) to Pre-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.4 Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc.,
         dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 (a) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 and is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 33-62407, is incorporated herein by reference.

14.      Not applicable.

15. Power of Attorney to sign Amendments to this Registration Statement dated April 9, 2002, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-62407 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)



Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                    - Annuities

Timothy V. Bechtold                   70100 AXP Financial Center                Director and President
                                      Minneapolis, MN  55474

Lorraine R. Hart                      70100 AXP Financial Center                Vice President, Investments
                                      Minneapolis, MN  55474

Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Barry J. Murphy                       70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Teresa J. Rasmussen                   70100 AXP Financial Center                Vice President and General Counsel
                                      Minneapolis, MN  55474

Stephen W. Roszell                    70100 AXP Financial Center                Director
                                      Minneapolis, MN  55474

Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Director, Executive Vice President - Finance
                                      Minneapolis, MN  55474

Philip C. Wentzel                     70100 AXP Financial Center                Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                            Vice President, Treasurer and
                                      19th Floor                                Assistant Secretary
                                      New York, NY 10004



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27. Number of Contract owners

         As of March 31, 2002, there were 172,265 contract holders of qualified contracts. There were 147,335 owners of non-qualified contracts.

Item 28. Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor, sponsor or investment adviser for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Series Fund, Inc., AXP Variable Portfolio - Income Series, Inc., AXP Variable Portfolio - Investment Series, Inc., AXP Variable Portfolio - Managed Series, Inc., AXP Variable Portfolio - Money Market Series, Inc., AXP Variable Portfolio - Partners Series, Inc., IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address   Position and Offices with Underwriter
     -----------------------------------  --------------------------------------
     Gumer C. Alvero                       Director and Executive
     70100 AXP Financial Center            Vice President - Annuities
     Minneapolis, MN  55474

     Timothy V. Bechtold                   Director and President
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Lorraine R. Hart                      Vice President, Investments
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Eric L. Marhoun                       Vice President, Assistant General
     70100 AXP Financial Center            Counsel and Assistant Secretary
     Minneapolis, MN  55474

     Timothy S. Meehan                     Secretary
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Mary Ellyn Minenko                    Vice President, Assistant General
     70100 AXP Financial Center            Counsel and Assistant Secretary
     Minneapolis, MN  55474

     Barry J. Murphy                       Director
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Teresa J. Rasmussen                   Vice President and General Counsel
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Stephen W. Roszell                    Director
     70100 AXP Financial Center
     Minneapolis, MN  55474

     Bridget Sperl                         Executive Vice President - Client
     70100 AXP Financial Center            Service
     Minneapolis, MN  55474

     John T. Sweeney                       Director and Executive
     70100 AXP Financial Center            Vice President - Finance
     Minneapolis, MN  55474

     Philip C. Wentzel                     Vice President and Controller
     70100 AXP Financial Center
     Minneapolis, MN  55474

     David L. Yowan                        Vice President, Treasurer and
     40 Wall Street                        Assistant Secretary
     New York, NY  10004








(c)

                  Name of            Net Underwriting
                 Principal            Discounts and     Compensation on       Brokerage
                Underwriter            Commissions         Redemption        Commissions      Compensation
                -----------            -----------         ----------        -----------      ------------
            IDS Life Insurance         $41,792,624         None                 None              None
                  Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 29th day of April, 2002.


                      IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                      ------------------------------------
                                  (Registrant)

                      By IDS Life Insurance Company
                      ------------------------------------
                                    (Sponsor)

                      By /s/ Timothy V. Bechtold*
                      ------------------------------------
                             Timothy V. Bechtold
                             President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2002.


Signature                                Title

/s/  Gumer C. Alvero*                         Director and Executive
------------------------------------          Vice President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Timothy S. Meehan*                       Secretary
------------------------------------
     Timothy S. Meehan

/s/  Barry J. Murphy*                         Director
------------------------------------
     Barry J. Murphy

/s/  Teresa J. Rasmussen*                     Vice President and General Counsel
------------------------------------
     Teresa J. Rasmussen

/s/  Stephen W. Roszell*                      Director
------------------------------------
     Stephen W. Roszell

/s/  John T. Sweeny*                          Director, Executive
------------------------------------          Vice President - Finance
     John T. Sweeny

/s/  Philip C. Wentzel*                       Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                          Vice President, Treasurer and
------------------------------------          Assistant Secretary
     David L. Yowan



* Signed pursuant to IDS Life Insurance Company Power of Attorney dated April 9, 2002, filed electronically herewith as Exhibit 15 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 33-62407 by:



/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.